Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
The Company has concluded that no subsequent events have occurred that require disclosure, except for those referenced below and as disclosed in Note 10 and Note 12 to the condensed consolidated financial statements.
Debt
In April 2023, the Company entered into separate subscription agreements (the “2023 Convertible Note and Warrant Subscription Agreements”) for the purchase of convertible promissory notes in the aggregate principal amount of $2,195,034 (the “2023 Convertible Notes”) and an aggregate amount of 3,658,390 warrants (the “Warrants”). The 2023 Convertible Notes will be convertible into shares of our common stock at $0.60 per share. For each share into which a 2023 Convertible Note is convertible, the investor received Warrants to purchase an equal amount of shares of our common stock at $0.60 per share. In connection with the issuance of the Convertible Notes and the Warrants, in consideration for its services in respect of the financing described above, the Company also issued to Paulson Investment Company, LLC (the “Placement Agent”) a Purchase Warrant (the “Placement Agent Warrant”) to purchase 209,670 shares of the Company’s common stock at a price per share of $0.60. The Placement Agent Warrant has a
5-year
term. In addition, the Company paid the Placement Agent a commission of approximately $125,000.
In April 2023, the Company entered into a subscription agreement with its founder and director to settle $1,130,775 in related party loans made to the Company. The Company issued a $1,130,775 related party unsecured convertible promissory note and warrants to purchase 1,884,625 shares of common stock at $0.60 per share.
Departure of Directors; Appointment of New Audit Committee Chair
On March 14, 2023, Brad Stevens notified the Company of his resignation from the Company’s Board of Directors (the “Board”), effective immediately. On June 21, 2023, Nevan Elam notified the Company of his resignation from the Company’s Board, effective immediately. On June 22, 2023, the Board appointed Jim Neal as the chair of the Audit Committee and the Board appointed David Rosenberg as a member of the Audit Committee.
Issuance of Unregistered Securities
As previously disclosed, in April 2023 the Company issued to its founder and director warrants to purchase 1,884,625 shares of the Company’s common stock with an exercise price of $0.60 per share. On June 23, 2023, the Company’s founder and director exercised warrants to purchase 666,667 shares of the Company’s common stock at $0.60 per share for a total purchase price of $400,000.

On July 20, 2023, our founder and director also exercised warrants to purchase 458,333 share of our common stock at $0.60 per shares for a total purchase price of $275,000.

15.	Subsequent Events
We have concluded that no subsequent events have occurred that require disclosure, except for those referenced below and as disclosed in Note 11 and Note 13 to the consolidated financial statements.

Leases
In October 2021, the Company entered into a lease for laboratory and office facilities in Palo Alto, California that expires in April 2027. In March 2023, the Company vacated the premises and returned possession of the premises to the landlord in April 2023. The Company is still responsible for the outstanding payments under the lease.
Debt
In March 2023, the Company received proceeds from a loan in the amount of $250,000 from its founder and director. The loan matures on December 31, 2023 and bear interest at a rate of 5.0% per annum. The loan was evidenced by a promissory note, which contains customary events of default relating to, among other things, payment defaults and breaches of representations and warranties. The loan may be prepaid by the Company at any time prior to maturity without the consent of the lender.
In April 2023, the Company entered into separate subscription agreements (the “2023 Convertible Note and Warrant Subscription Agreements”) for the purchase of convertible promissory notes in the aggregate principal amount of $2,195,034 (the “2023 Convertible Notes”) and an aggregate amount of 3,658,390 warrants (the “Warrants”). The 2023 Convertible Notes will be convertible into shares of our common stock at $0.60 per share. For each share into which a 2023 Convertible Note is convertible, the investor received Warrants to purchase an equal amount of shares of our common stock at $0.60 per share. In connection with the issuance of the Convertible Notes and the Warrants, in consideration for its services in respect of the financing described above, the Company also issued to Paulson Investment Company, LLC (the “Placement Agent”) a Purchase Warrant (the “Placement Agent Warrant”) to purchase 209,670 shares of the Company’s common stock at a price per share of $0.60. The Placement Agent Warrant has a
5-year
term. In addition, the Company paid the Placement Agent a commission of approximately $125,000.
In April 2023, the Company entered into a subscription agreement with its founder and director to settle $1,130,775 in related party loans made to the Company. The Company issued a $1,130,775 related party unsecured convertible promissory note and warrants to purchase 1,884,625 shares of common stock at $0.60 per share.
Departure of Directors; Appointment of New Audit Committee Chair
On March 14, 2023, Brad Stevens notified the Company of his resignation from the Company’s Board of Directors (the “Board”), effective immediately. On June 21, 2023, Nevan Elam notified the Company of his resignation from the Company’s Board, effective immediately. On June 22, 2023, the Board appointed Jim Neal as the chair of the Audit Committee and the Board appointed David Rosenberg as a member of the Audit Committee.
Issuance of Unregistered Securities
As previously disclosed, in April 2023 the Company issued to its founder and director warrants to purchase 1,884,625 shares of the Company’s common stock with an exercise price of $0.60 per share. On June 23, 2023, the Company’s founder and director exercised warrants to purchase 666,667 shares of the Company’s common stock at $0.60 per share for a total purchase price of $400,000.

On July 20, 2023, our founder and director also exercised warrants to purchase 458,333 share of our common stock at $0.60 per shares for a total purchase price of $275,000.